Note 22 - Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

Note 18. Leases

The Company has entered into a number of lease arrangements under which the Company is the lessee. These leases are classified as operating leases. In addition, the Company has elected the short-term lease practical expedient in ASC Topic 842 related to real estate leases with terms of one year. The following is a summary of the Company’s lease arrangements.

Finance Lease Agreements

In May 2018, Progressive Care entered into a finance lease obligation to purchase pharmacy equipment with a cost of approximately $115,000. The terms of the lease agreement require monthly payments of $1,678 plus applicable tax over 84 months ending March 2025 including interest at the rate of 6%.

Operating Lease Agreements

Right of use ("ROU") assets for operating leases are periodically reduced by impairment losses. We use the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize. As of March 31, 2024 and December 31, 2023, we have recognized impairment losses for ROU assets of approximately $132,000 and $0, respectively.

We monitor for events or changes in circumstances that require a reassessment of one of our leases. When a reassessment results in the re-measurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in profit or loss.

On December 2, 2021, Nextplat entered into a 62-month lease for 4,141 square feet of office space in Florida ("Florida lease"), for $186,345 annually. The rent increases 3% annually. The lease commenced upon occupancy on June 13, 2022, and will expire on August 31, 2027. The Florida lease does not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Variable expenses generally represent the Company’s share of the landlord’s operating expenses.

For our facilities in Poole, England, we rent office and warehouse space of approximately 2,660 square feet for £30,000 annually or approximately USD $37,107, based on a yearly average exchange rate of 1.24 GBP: USD. The Poole lease was renewed on October 6, 2022, and expired October 31, 2023 and renewed for an additional twelve months.

Progressive Care entered into a lease agreement for its Orlando pharmacy in August 2020. The term of the lease is 66 months with a termination date of February 2026. The lease agreement calls for monthly payments that began in February 2021, of $4,310, with an escalating payment schedule each year thereafter.

Progressive Care leases its North Miami Beach pharmacy location under an operating lease agreement with a lease commencement date in September 2021. The term of the lease is 60 months with a termination date in August 2026. The lease calls for monthly payments of $5,237, with an escalating payment schedule each year thereafter.

Progressive Care also leases its Palm Beach County pharmacy locations under operating lease agreements expiring in February 2025.

Note 22. Leases

The Company has entered into a number of lease arrangements under which the Company is the lessee. These leases are classified as operating leases. In addition, the Company has elected the short-term lease practical expedient in ASC Topic 842 related to real estate leases with terms of one year. The following is a summary of the Company’s lease arrangements.

Finance Lease Agreements

In May 2018, Progressive Care entered into a finance lease obligation to purchase pharmacy equipment with a cost of approximately $115,000. The terms of the lease agreement require monthly payments of approximately $1,700 plus applicable tax over 84 months ending March 2025 including interest at the rate of 6%.

In December 2020, Progressive Care entered into an interest-free finance lease obligation to purchase computer servers with a cost of approximately $51,000. The terms of the lease agreement require monthly payments of approximately $1,400 plus applicable tax over 36 months ending November 2023.

Operating Lease Agreements

On December 2, 2021, Nextplat entered into a 62-month lease for 4,141 square feet of office space in Florida ("Florida lease"), for approximately $186,000 annually. The rent increases 3% annually. The lease commenced upon occupancy on June 13, 2022, and will expire on August 31, 2027. The Florida lease does not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees.

For our facilities in Poole, England, we rent office and warehouse space of approximately 2,660 square feet for £30,000 annually or approximately USD $37,100, based on a yearly average exchange rate of 1.24 GBP: USD. The Poole lease was renewed on October 6, 2022, and expired October 31, 2023 and renewed for an additional twelve months.

Progressive Care entered into a lease agreement for its Orlando pharmacy in August 2020. The term of the lease is 66 months with a termination date of February 2026. The lease agreement calls for monthly payments that began in February 2021, of $4,310, with an escalating payment schedule each year thereafter.

Progressive Care leases its North Miami Beach pharmacy location under an operating lease agreement with a lease commencement date in September 2021. The term of the lease is 60 months with a termination date in August 2026. The lease calls for monthly payments of $5,237, with an escalating payment schedule each year thereafter.

Progressive Care also leases its Palm Beach County pharmacy locations under operating lease agreements expiring in February 2024.

During June 2023 Nextplat entered into a 36-months lease to lease twenty-five (25) hours in a Phenom 300 aircraft, for approximately $200,650 annually. The rent increases 3% annually. The lease commenced on June 7, 2023, and will expire on June 6, 2026.

Variable expenses generally represent the Company’s share of the landlord’s operating expenses.

Right of use assets for operating leases are periodically reduced by impairment losses. We use the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize. As of   December 31, 2023 and 2022, we have not recognized any impairment losses for our ROU assets.

We monitor for events or changes in circumstances that require a reassessment of one of our leases. When a reassessment results in the re-measurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in profit or loss.

We recognized lease costs associated with all leases as follows (in thousands):

	For the Year Ended December 31,
	2023	2022
Operating lease cost:
Fixed rent expense	$427	$101
Variable rent expense	111	—
Finance lease cost:
Amortization of right-of-use assets	15	—
Interest expense	1	—
Total Lease Costs	$554	$101

Supplemental cash flow information related to leases was as follows (in thousand):

	For the Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$464	$101
Financing cash flows from finance leases	15	—
Total cash paid for lease liabilities	$479	$101

Supplemental balance sheet information related to leases was as follows (in thousands):

	December 31, 2023	December 31, 2022
Operating leases:
Operating lease right-of-use assets, net	$1,566	$855

Operating lease liabilities:
Current portion	532	209
Long-term portion	929	650
	$1,461	$859

Weighted average remaining lease term (years)	2.96	5.50
Weighted average discount rate	4.65%	3.75%

Finance leases:
Finance lease right-of-use assets, net	22	$—

Finance lease liabilities:
Current portion	18	—
Long-term portion	5	—
	$23	$—

Weighted average remaining lease term (years)	1.25	—
Weighted average discount rate	6.00%	—

Future minimum lease payments are as follows (in thousands):

Years Ending December 31,	Finance Lease	Operating Lease	Total Future Lease Commitments
2024	$19	$582	$601
2025	5	580	585
2026	—	262	262
2027	—	121	121
Total lease payments to be paid	24	1,545	1,569
Less: future interest expense	(1)	(84)	(85)
Lease liabilities	23	1,461	1,484
Less: current maturities	(18)	(532)	(550)
Long-term portion of lease liabilities	$5	$929	$934